Prepaid expenses	12 Months Ended
Dec. 31, 2022
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Prepaid expenses

10	Prepaid expenses
The breakdown of prepaid expenses is as follows:

	December 31, 2022	December 31, 2021

Personnel	948	1,322
Suppliers (i)	2,710	6,245
Others	698	687

Total	4,356	8,254

Current	4,152	7,911
Non-current	204	343

(i)	Refers mainly to advances payment to hosting and software suppliers.